Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements Of Comprehensive Income
Net income	$ 7,285	$ 7,228	$ 7,101
Gross change in unrealized loss on securities held-to-maturity with OTTI, net of tax of $12, $182, and $220, respectively	(23)	(352)	(428)
Less reclassification for OTTI losses on held-to-maturity included in net income, net of tax of $12, $97 and $60, respectively	23	189	117
Previously recorded non-credit OTTI loss reclassed and recognized as a loss in the statement of income, net of tax of $33, $0 and $0, respectively	60	0	0
Reduction in previously recorded non-credit OTTI for Securities sold or fully settled net of tax of $157, $0 and $0, respectively	293	0	0
Gross change in unrealized gain (loss) on securities available-for-sale, net of tax of $92, $355, and $90, respectively	165	688	175
Less reclassification for gain on sale of available-for-sale securities included in net income, net of tax of $58, $33, and $31, respectively	(109)	(64)	(59)
Less reclassification for OTTI losses on sale of available-for-sale securities included in net income, net of tax of $0, $0 and $18, respectively	0	0	35
Other comprehensive income (loss)	409	461	(160)
Comprehensive income	$ 7,694	$ 7,689	$ 6,941